BASIS OF PREPARATION	3 Months Ended
Jun. 30, 2025
March G L [Member]
BASIS OF PREPARATION

2.	BASIS OF PREPARATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as issued by the Financial Accounting Standards Board (“FASB”). These financial statements reflect the financial position and results of operations of March GL Company (the “Company”) as of and for the period ended June 30, 2025.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include, but are not limited to, assumptions used in the evaluation of going concern, prepaid expense amortization schedules, and contingent obligations related to exploration activities.